UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-08659

The Henssler Funds, Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144
(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
 (Name and Address of Agent for Service)

With copy to:
Pascual LLC
Tower Place 100
3340 Peachtree Road, N.E.
Suite 1690
Atlanta, GA 30326

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: May 1, 2017 – July 31, 2017

Item 1 – Schedule of Investments.
THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.61%
Consumer Discretionary - 11.49%
Auto Components - 1.42%
Magna International, Inc.	12,200	$581,818

Automobiles - 1.00%
Thor Industries, Inc.	3,900	410,865

Distributors - 2.25%
Genuine Parts Co.	5,500	467,115
LKQ Corp.(1)	13,200	456,192
		923,307
Diversified Consumer Services - 1.19%
Service Corp. International	14,100	489,693

Hotels, Restaurants & Leisure - 0.82%
Cheesecake Factory, Inc.	7,100	337,818

Leisure Products - 1.14%
Sturm Ruger & Co., Inc.	8,100	466,560

Media - 1.26%
Scripps Networks Interactive, Inc. - Class A	5,900	515,719

Multiline Retail - 1.10%
Big Lots, Inc.	9,100	451,997

Textiles, Apparel & Luxury Goods - 1.31%
Michael Kors Holdings, Ltd.(1)	14,800	539,312

Total Consumer Discretionary		4,717,089

Consumer Staples - 4.18%
Food Products - 2.50%
B&G Foods, Inc.	12,800	464,000
Sanderson Farms, Inc.	4,300	562,225
		1,026,225
Tobacco - 1.68%
Universal Corp.	10,800	690,660

Total Consumer Staples		1,716,885

Energy - 3.01%
Energy Equipment & Services - 1.58%
Dril-Quip, Inc.(1)	14,500	646,700

Oil, Gas & Consumable Fuels - 1.43%
World Fuel Services Corp.	18,200	588,588

Total Energy		1,235,288

Financials - 19.31%
Banks - 4.13%
Commerce Bancshares, Inc.	10,554	612,554
Cullen/Frost Bankers, Inc.	6,800	617,304
East West Bancorp, Inc.	8,200	467,236
		1,697,094

	Shares	Value
Capital Markets - 2.53%
CBOE Holdings, Inc.	6,000	$567,180
Waddell & Reed Financial, Inc. - Class A	22,900	473,343
		1,040,523
Insurance - 7.32%
American Financial Group, Inc.	5,200	527,280
Aspen Insurance Holdings, Ltd.	8,600	419,680
CNA Financial Corp.	10,100	524,695
Everest Re Group, Ltd.	1,800	472,302
Reinsurance Group of America, Inc.	3,900	546,780
Torchmark Corp.	6,500	513,305
		3,004,042
Real Estate Investment Trust - 2.58%
Weingarten Realty Investors	32,600	1,058,196

Thrifts & Mortgage Finance - 2.75%
Northwest Bancshares, Inc.	36,100	581,210
OceanFirst Financial Corp.	20,300	549,724
		1,130,934
Total Financials		7,930,789

Health Care - 9.54%
Biotechnology - 1.50%
United Therapeutics Corp.(1)	4,800	616,320

Health Care Equipment & Supplies - 1.40%
Varian Medical Systems, Inc.(1)	5,900	573,008

Health Care Providers & Services - 5.25%
DaVita, Inc.(1)	9,100	589,498
Owens & Minor, Inc.	18,400	593,032
Premier, Inc. - Class A(1)	27,900	973,710
		2,156,240
Life Sciences Tools & Services - 1.39%
Waters Corp.(1)	3,300	572,352

Total Health Care		3,917,920

Industrials - 14.89%
Aerospace & Defense - 1.34%
Spirit AeroSystems Holdings, Inc. - Class A	9,100	549,913

Air Freight & Logistics - 1.21%
Expeditors International of Washington, Inc.	8,406	494,945

Commercial Services & Supplies - 2.63%
Cintas Corp.	4,300	579,855
Healthcare Services Group, Inc.	9,600	501,600
		1,081,455
Electrical Equipment - 3.07%
Acuity Brands, Inc.	2,600	526,890
Hubbell, Inc.	6,173	733,291
		1,260,181
Industrial Conglomerates - 1.17%
Carlisle Cos., Inc.	4,900	478,191

Machinery - 2.40%
WABCO Holdings, Inc.(1)	3,700	509,009
Woodward, Inc.	6,800	475,592
		984,601

	Shares	Value
Road & Rail - 1.86%
Landstar System, Inc.	9,200	$764,980

Trading Companies & Distributors - 1.21%
Watsco, Inc.	3,300	497,541

Total Industrials		6,111,807

Information Technology - 16.89%
Communications Equipment - 1.44%
F5 Networks, Inc.(1)	4,900	591,675

Electronic Equipment & Instruments - 1.75%
OSI Systems, Inc.(1)	9,000	719,730

Internet Software & Services - 1.20%
NIC, Inc.	30,400	494,000

IT Services - 4.81%
MAXIMUS, Inc.	16,300	983,868
Teradata Corp.(1)	31,100	989,602
		1,973,470
Semiconductors & Semiconductor Equipment - 2.19%
Cirrus Logic, Inc.(1)	14,600	897,024

Software - 5.50%
Check Point Software Technologies, Ltd.(1)	6,400	676,992
Citrix Systems, Inc.(1)	11,100	876,678
Synopsys, Inc.(1)	9,200	704,444
		2,258,114
Total Information Technology		6,934,013

Materials - 8.06%
Chemicals - 4.24%
Agrium, Inc.	8,600	860,860
Eastman Chemical Co.	10,600	881,496
		1,742,356
Containers & Packaging - 3.82%
Avery Dennison Corp.	9,100	845,663
Bemis Co., Inc.	17,000	720,290
		1,565,953
Total Materials		3,308,309

Real Estate - 5.49%
Equity Real Estate Investment - 5.49%
Digital Realty Trust, Inc.	9,900	1,141,866
Federal Realty Investment Trust	8,400	1,114,092
		2,255,958
Total Real Estate		2,255,958

Utilities - 5.75%
Electric Utilities - 2.06%
ALLETE, Inc.	4,900	359,023
Hawaiian Electric Industries, Inc.	14,800	488,252
		847,275
Gas Utilities - 1.68%
New Jersey Resources Corp.	8,300	349,845
UGI Corp.	6,700	338,149
		687,994

	Shares	Value
Multi Utilities - 2.01%
MDU Resources Group, Inc.	18,400	$484,840
Vectren Corp.	5,700	342,627
		827,467
Total Utilities		2,362,736

TOTAL COMMON STOCKS
(COST $37,243,769)		40,490,794

SHORT TERM INVESTMENTS - 1.49%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 0.86%	613,655	613,655

TOTAL SHORT TERM INVESTMENTS
(COST $613,655)		613,655

TOTAL INVESTMENTS (100.10%)		41,104,449
(COST $37,857,424)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)		(43,042)

NET ASSETS (100.00%)		$41,061,407

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments
July 31, 2017 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services‐ Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of July 31, 2017:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$40,490,794	$–	$–	$40,490,794
Short-Term Investments	613,655	–	–	613,655
TOTAL	$41,104,449	$–	$–	$41,104,449

*	See Schedule of Investments for industry classification.

It is The Fund’s policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2017.

For the three months ended July 31, 2017, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at July 31, 2017 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$4,415,636
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(1,168,611)
Net Unrealized Appreciation	$3,247,025
Tax Cost of Investments	$37,857,424

The differences between book and tax net unrealized appreciation are primarily attributable to wash sale loss deferrals.

Item 2 - Controls and Procedures.

(a)
The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	September 27, 2017

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer, Principal Financial Officer

Date:	September 27, 2017